Senior Unsecured Bonds - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 28, 2025	Jun. 30, 2025	Jun. 30, 2024	Oct. 17, 2024
Debt Instrument [Line Items]
Additional issuance of bonds		$ 40,000	$ 0
Senior Unsecured Bonds | 2024 Bonds
Debt Instrument [Line Items]
Aggregate principal amount				$ 100,000
Borrowing limit				$ 200,000
Remaining borrowings available	$ 60,000
Senior Unsecured Bonds | March 2025 Bond Tap Issue Addendum
Debt Instrument [Line Items]
Additional issuance of bonds	$ 40,000
Interest rate on bond	7.25%